SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                -----------------

                     DWS Disciplined Long/Short Growth Fund
                      DWS Disciplined Long/Short Value Fund

Effective December 9, 2008, the following information replaces information about the portfolio management team in the "Portfolio management" section of each fund's prospectuses:

The following people handle the day-to-day management of the fund:

  Robert Wang                              Julie Abbett
  Managing Director of Deutsche Asset      Director of Deutsche Asset Management
  Management and Portfolio Manager of      and Portfolio Manager of the fund.
  the fund.                                 o Senior portfolio manager for
   o Joined Deutsche Asset Management in      Global Quantitative Equity:
     1995 as portfolio manager for asset      NewYork.
     allocation after 13 years of           o Joined Deutsche Asset Management
     experience of trading fixed income,      in 2000 after four years of
     foreign exchange and derivative          combined experience as a
     products at J.P. Morgan.                 consultant with equity trading
   o Global Head of Quantitative              services for BARRA, Inc. and a
     Strategies Portfolio Management:         product developer for FactSet
     NewYork.                                 Research.
   o Joined the fund in 2006.               o Joined the fund in 2006.
   o BS, The Wharton School, University     o BA, University of Connecticut.
    of Pennsylvania.

  James B. Francis, CFA
  Director of Deutsche Asset Management
  and Portfolio Manager of the fund.
   o Head of Active Quantitative Equity
     Portfolio Management: New York.
   o Joined Deutsche Asset Management in
     2008 after 20 years of experience
     as senior quantitative global
     equity portfolio manager at State
     Street Global Advisors, and most
     recently, Northern Trust Global
     Investments.
   o BS in Applied Mathematics from
     University of Massachusetts,
     Amherst.


           Please Retain This Supplement for Future Reference



December 9, 2008
DDLSF-3600


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